Condensed Consolidated Statements of Comprehensive Income (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Statement of Comprehensive Income [Abstract]
Net income	$ 24,748	$ 53,081	$ 43,702	$ 79,835
Other comprehensive loss, net of tax
Foreign currency translation adjustments	(4,844)	(7,367)	(3,381)	(13,402)
Unrealized net gains/(losses) on hedges of a net investment in a foreign operation	0		0
Unrealized net gains/(losses) on hedges of a net investment in a foreign operation		(3,252)		(8)
Unrealized net gains/(losses) on cash flow hedges	(4,375)		(6,600)
Unrealized net gains/(losses) on cash flow hedges		(2,510)		(1,557)
Gains/(losses) on defined benefit plans	(36)	1,398	17	750
Other comprehensive loss	(9,255)	(11,731)	(9,964)	(14,217)
Comprehensive income	$ 15,493	$ 41,350	$ 33,738	$ 65,618